Share-based Compensation And Incentive Plans (Summary Of Vested And Unvested RSUs) (Details) - KBR Restricted Stock	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested shares at December 31, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	$ 16.75
Granted, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	15.11
Vested, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	18.03
Forfeited, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	15.91
Nonvested shares at December 31, Weighted Average Grant-Date Fair Value per Share (usd per share) | $ / shares	$ 15.15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at December 31, Number of Shares | shares	1,234,518
Granted, Number of Shares | shares	740,320
Vested, Number of Shares | shares	(635,364)
Forfeited, Number of Shares | shares	(154,640)
Nonvested shares at December 31, Number of Shares | shares	1,184,834